Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE REAL ASSETS FUND, INC.
Entity Central Index Key	0001486048
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000090373
Shareholder Report [Line Items]
Fund Name	Real Assets Fund
Class Name	Investor Class
Trading Symbol	PRAFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Investor Class	$107	0.93%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025. Though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics, markets sustained a meaningful rally through the remainder of the year due to an artificial intelligence boom, dovish central bank moves, and avoidance of worst-case scenarios in many geopolitical conflicts. Natural resources equities advanced. While oil fell as output increased into an uncertain demand environment, base metals rose and precious metals surged, with gold and silver pushing to record highs on safe-haven demand. Global real estate equities also advanced during the year.

  Versus the MSCI All Country World Index Net, an overweight allocation to the metals and mining industry boosted relative results. Cash management throughout the period also benefited relative results.

  Conversely, security selection among global real estate equities weighed on relative results. Security selection within precious metals also detracted during the period.

  The fund seeks long-term growth of capital by normally investing at least 80% of its net assets in "real assets" and securities of companies that are engaged in activities related to, or have substantial ownership of, real assets. This can include any assets that have physical properties, such as natural resources, real estate, and commodities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Assets Fund (Investor Class)	29.47%	9.33%	8.99%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.34	11.19	11.72

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,734,978,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 7,624,000
InvestmentCompanyPortfolioTurnover	48.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,734,978 Number of Portfolio Holdings349
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Precious: Gold & Silver	17.6%
Diversified Metals & Mining	7.2
Reits: Industrial	6.6
Reits: Apartment/Residential	6.4
Reits: Healthcare	5.1
Integrated Oil & Gas	4.9
Base Metals: Copper	4.6
Reits: Data Centers	3.6
Oil & Gas: Storage & Transportation	2.6
Other	41.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Welltower	3.2%
Equinix	2.5
Prologis	2.3
Barrick Mining	2.2
BHP Group	1.9
Agnico Eagle Mines	1.7
Freeport-McMoRan	1.6
Simon Property Group	1.5
Franco-Nevada	1.4
Kobold Metals	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159678
Shareholder Report [Line Items]
Fund Name	Real Assets Fund
Class Name	I Class
Trading Symbol	PRIKX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - I Class	$77	0.67%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025. Though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics, markets sustained a meaningful rally through the remainder of the year due to an artificial intelligence boom, dovish central bank moves, and avoidance of worst-case scenarios in many geopolitical conflicts. Natural resources equities advanced. While oil fell as output increased into an uncertain demand environment, base metals rose and precious metals surged, with gold and silver pushing to record highs on safe-haven demand. Global real estate equities also advanced during the year.

  Versus the MSCI All Country World Index Net, an overweight allocation to the metals and mining industry boosted relative results. Cash management throughout the period also benefited relative results.

  Conversely, security selection among global real estate equities weighed on relative results. Security selection within precious metals also detracted during the period.

  The fund seeks long-term growth of capital by normally investing at least 80% of its net assets in "real assets" and securities of companies that are engaged in activities related to, or have substantial ownership of, real assets. This can include any assets that have physical properties, such as natural resources, real estate, and commodities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Assets Fund (I Class)	29.80%	9.59%	9.20%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.34	11.19	11.72

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,734,978,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 7,624,000
InvestmentCompanyPortfolioTurnover	48.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,734,978 Number of Portfolio Holdings349
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Precious: Gold & Silver	17.6%
Diversified Metals & Mining	7.2
Reits: Industrial	6.6
Reits: Apartment/Residential	6.4
Reits: Healthcare	5.1
Integrated Oil & Gas	4.9
Base Metals: Copper	4.6
Reits: Data Centers	3.6
Oil & Gas: Storage & Transportation	2.6
Other	41.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Welltower	3.2%
Equinix	2.5
Prologis	2.3
Barrick Mining	2.2
BHP Group	1.9
Agnico Eagle Mines	1.7
Freeport-McMoRan	1.6
Simon Property Group	1.5
Franco-Nevada	1.4
Kobold Metals	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219347
Shareholder Report [Line Items]
Fund Name	Real Assets Fund
Class Name	Z Class
Trading Symbol	TRZRX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025. Though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics, markets sustained a meaningful rally through the remainder of the year due to an artificial intelligence boom, dovish central bank moves, and avoidance of worst-case scenarios in many geopolitical conflicts. Natural resources equities advanced. While oil fell as output increased into an uncertain demand environment, base metals rose and precious metals surged, with gold and silver pushing to record highs on safe-haven demand. Global real estate equities also advanced during the year.

  Versus the MSCI All Country World Index Net, an overweight allocation to the metals and mining industry boosted relative results. Cash management throughout the period also benefited relative results.

  Conversely, security selection among global real estate equities weighed on relative results. Security selection within precious metals also detracted during the period.

  The fund seeks long-term growth of capital by normally investing at least 80% of its net assets in "real assets" and securities of companies that are engaged in activities related to, or have substantial ownership of, real assets. This can include any assets that have physical properties, such as natural resources, real estate, and commodities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Real Assets Fund (Z Class)	30.68%	10.32%	17.64%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.34	11.19	18.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,734,978,000
Holdings Count | Holding	349
Advisory Fees Paid, Amount	$ 7,624,000
InvestmentCompanyPortfolioTurnover	48.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,734,978 Number of Portfolio Holdings349
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Precious: Gold & Silver	17.6%
Diversified Metals & Mining	7.2
Reits: Industrial	6.6
Reits: Apartment/Residential	6.4
Reits: Healthcare	5.1
Integrated Oil & Gas	4.9
Base Metals: Copper	4.6
Reits: Data Centers	3.6
Oil & Gas: Storage & Transportation	2.6
Other	41.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Welltower	3.2%
Equinix	2.5
Prologis	2.3
Barrick Mining	2.2
BHP Group	1.9
Agnico Eagle Mines	1.7
Freeport-McMoRan	1.6
Simon Property Group	1.5
Franco-Nevada	1.4
Kobold Metals	1.3

Updated Prospectus Web Address	www.troweprice.com/paperless